Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013
Consolidated Balance Sheets
Accounts receivable, allowances (in dollars)	$ 787	$ 766
Capitalized software, accumulated amortization (in dollars)	$ 9,486	$ 5,168
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized shares	340,000,000	340,000,000
Common stock, issued shares	73,755,388	57,171,190
Common stock, outstanding shares	73,755,388	57,171,190